UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03904

The Value Line Tax Exempt Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: February 28

Date of reporting period: November 30, 2014

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 11/30/14 is included with this Form.

The Value Line Tax Exempt Fund, Inc.
Schedule of Investments (unaudited)

Principal		Rating
Amount		(unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (98.1%)

	ALABAMA (0.4%)
$310,000	University of Alabama (The), Revenue Bonds, Ser. A, 4.50%, 10/1/40	Aa2		$330,116

	ALASKA (0.3%)
200,000	North Slope Boro Alaska, General Obligation Unlimited, NATL-RE Insured, Ser. A, 5.00%, 6/30/17	Aa2		222,574

	ARIZONA (0.5%)
150,000	Arizona State Transportation Board Highway Revenue, Revenue Bonds, Ser. A, 5.00%, 7/1/38	Aa2		169,469
250,000	City of Scottsdale Arizona, General Obligation Unlimited, Project 2004-Preserve Acquisition, 3.00%, 7/1/30	Aaa		246,617
				416,086
	ARKANSAS (0.7%)
25,000	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA Guaranteed, 4.30%, 3/1/16	A	*	25,068
500,000	Arkansas State Water, Waste Disposal and Pollution, General Obligation Unlimited, Extraordinary Redemption Provision, Ser. A, 4.00%, 7/1/26	Aa1		539,315
				564,383
	CALIFORNIA (13.1%)
150,000	Berkeley Joint Powers Financing Authority, Revenue Bonds, 5.00%, 10/1/20	AA	*	176,180
100,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, 5.00%, 9/1/33	Aa3		115,771
500,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Ser. A, 5.25%, 10/1/38	Aa1		563,940
250,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Packard Children’s Hospital, Ser. B, 5.00%, 8/15/26	Aa3		290,735
270,000	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Ser. A, 4.50%, 11/15/35	Aa3		287,415
225,000	California State Department of Water Resources Center Valley Project Water System, Ser. AG, Refunding Revenue Bonds, 4.38%, 12/1/29	Aa1		241,452
250,000	California State Department of Water Resources Power Supply Revenue, Revenue Bonds, Ser. L, 5.00%, 5/1/15	Aa2		255,175
	California State Public Works Board, Revenue Bonds:
500,000	Department of Corrections and Rehabilitation, 5.00%, 6/1/27	A1		582,240
150,000	Department of Health Services-Richmond Laboratory, Ser. B, 4.00%, 11/1/15	A1		155,289
250,000	Judicial Council Projects, Ser. D, 5.00%, 12/1/18	A1		288,675
	California State, General Obligation Unlimited:
565,000	5.00%, 2/1/38	Aa3		630,099
500,000	5.25%, 11/1/40	Aa3		573,495
250,000	City of Pasadena, California Certificate of Participation, Ser. C, 4.75%, 2/1/38	AA+	*	262,450
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, AGM Insured, 0.00%, 8/1/30 (1)	A2		264,655
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, FSA Insured, 5.25%, 10/15/21	A2		270,455
150,000	Long Beach Community College District, General Obligation Unlimited, Ser. B, 3.00%, 8/1/32	Aa2		140,172
	Los Angeles County Metropolitan Transportation Authority, Refunding Revenue Bonds, Proposition C:
60,000	Senior Ser. B, 5.00%, 7/1/22	Aa3		73,592
75,000	Senior Ser. C, 5.00%, 7/1/21	AA+	*	91,025
	Los Angeles Unified School District, General Obligation Unlimited, Ser. B:
775,000	AMBAC Insured, 4.00%, 7/1/18 (2)	Aa2		814,137
135,000	AMBAC Insured, 5.00%, 7/1/18 (2)	Aa2		150,474

1

November 30, 2014

Principal Amount		Rating (unaudited)		Value

$220,000	Marin Community College District, General Obligation Unlimited, Election 2004, Ser. B, 4.75%, 8/1/34	Aa1		$246,556
	Metropolitan Water District of Southern California, Refunding Revenue Bonds:
330,000	Ser. C, 4.00%, 10/1/22	Aa1		374,540
60,000	Ser. F, 5.00%, 7/1/28	Aa1		70,721
150,000	Sacramento Municipal Utility District, Revenue Bonds, Ser. A, 5.00%, 8/15/41	A1		167,363
250,000	San Diego County Regional Transportation Commission, Revenue Bonds, Ser. A, 5.00%, 4/1/42	Aa2		282,542
150,000	San Diego Public Facilities Financing Authority Water Revenue, Revenue Bonds, Ser. A, 5.25%, 8/1/38	Aa2		167,018
200,000	San Jose Unified School District Santa Clara Country, General Obligation Unlimited, Election 2012, Ser. A, 3.80%, 8/1/37	Aa2		202,324
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25 (2)	A1		938,593
150,000	Santa Monica Public Financing Authority, Lease Revenue Bonds, Ser. A, 4.00%, 6/1/18	Aa2		166,463
250,000	State of California, General Obligation Unlimited, Refunding Bonds, 5.25%, 2/1/29	Aa3		295,252
	State of California, General Obligation Unlimited, Various Purpose Bonds:
250,000	5.00%, 9/1/41	Aa3		278,105
260,000	5.50%, 4/1/21	Aa3		308,123
150,000	University of California Limited Project, Revenue Bonds, Ser. G, 5.00%, 5/15/37	Aa3		168,116
				9,893,142
	COLORADO (0.8%)
500,000	University of Colorado, Enterprise Revenue Bonds, 5.00%, 6/1/30	Aa2		572,710

	CONNECTICUT (0.7%)
200,000	Connecticut Housing Finance Authority, Revenue Bonds, Subser. C-1, 3.75%, 11/15/35	Aaa		203,100
250,000	South Central Connecticut Regional Water Authority, Revenue Bonds, Twenty - Seventh Series, General Obligation of Authority Insured, 5.00%, 8/1/27	Aa3		288,687
				491,787
	DELAWARE (0.3%)
200,000	University of Delaware Revenue, Revenue Bonds, Ser. B, 4.00%, 11/1/19	AA+	*	226,116

	DISTRICT OF COLUMBIA (0.2%)
100,000	District of Columbia Income Tax Secured Revenue, Revenue Bonds, Ser. G, 5.00%, 12/1/36	Aa1		114,225

	FLORIDA (5.3%)
300,000	Broward County Florida Half-Cent Sales Tax Revenue, Main Courthouse Project, Revenue Bonds, Ser. A, 5.00%, 10/1/16	Aa2		323,676
660,000	Cape Coral Florida Utility Special Assessment, Southwest 4 Area, AGM Insured, 4.50%, 7/1/18	A2		705,434
250,000	City of Cape Coral, Florida Water & Sewer Revenue, Revenue Bonds, Ser. A, NATL-RE Insured, 5.00%, 10/1/23	A1		290,095
	City of Jacksonville, Florida Special Revenue, Revenue Bonds:
250,000	Ser. A, 5.25%, 10/1/30	Aa3		287,047
125,000	Ser. B, 5.00%, 10/1/17	Aa3		140,133

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)	Value

$75,000	Hillsborough County Industrial Development Authority, Hospital Revenue Refunding Bonds, Tampa General Hospital Project, Ser. A, 5.00%, 10/1/20	A3	$86,651
415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, NATL-RE Insured, 5.00%, 7/1/22	Aa2	455,749
300,000	Miami-Dade County Expressway Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/23	A3	354,525
750,000	Miami-Dade County Florida Double Barreled Aviation, General Obligation Unlimited, 5.00%, 7/1/27	Aa2	868,042
215,000	Polk County Florida Public Facilities, Revenue Bonds, NATL-RE Insured, 5.00%, 12/1/21	Aa3	225,406
250,000	State of Florida, Department of Transportation, General Obligation Unlimited, 5.00%, 7/1/22	Aa1	298,575
			4,035,333

	GEORGIA (3.0%)
150,000	Augusta Georgia Water & Sewerage Revenue, Revenue Bonds, 4.00%, 10/1/28	A1	160,733
500,000	City of Atlanta, Georgia Water & Wastewater Revenue, Revenue Bonds, Ser. B, AGM Insured, 5.25%, 11/1/34	Aa3	566,300
200,000	County of DeKalb Georgia Water & Sewerage Revenue, Revenue Bonds, Ser. A, 4.00%, 10/1/15	Aa3	206,448
	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, 3rd Ser.:
125,000	5.25%, 7/1/36	Aa3	142,266
500,000	Ser. A, 4.00%, 7/1/36	Aa3	519,235
630,000	Valdosta & Lowndes County Hospital Authority, Revenue Bonds, South Medical Center Project, Ser. B, County Guaranteed Insured, 5.00%, 10/1/41	Aa2	688,628
			2,283,610

	GUAM (0.2%)
150,000	Guam Power Authority, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/20	A2	176,862

	HAWAII (0.7%)
485,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Ser. A, 5.25%, 7/1/36	Aa2	554,486

	IDAHO (0.7%)
250,000	Idaho Housing & Finance Association, Grant & Revenue Anticipation Bonds, Federal Highway - A, 5.00%, 7/15/29	A2	277,315
250,000	Idaho State Building Authority, Revenue Bonds, 5.00%, 9/1/40	Aa2	280,687
			558,002

	ILLINOIS (2.4%)
100,000	Cook County Forest Preserve District, General Obligation Unlimited, Ser. C, 5.00%, 12/15/37	A1	109,733
200,000	Cook County, General Obligation Unlimited, Ser. C, 4.25%, 11/15/19	A1	221,438
250,000	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Ser. B, 5.00%, 7/1/26	A2	279,845
250,000	Illinois State, General Obligation Unlimited, 5.00%, 3/1/16	A3	263,107
190,000	Kane Kendall Etc Counties Community College District No. 516, General Obligation Unlimited, Ser. A, 5.00%, 12/15/20	Aa1	224,700
500,000	Northern Illinois Municipal Power Agency, Revenue Bonds, Prairie State Project, Ser. A, NATL-RE Insured, 5.00%, 1/1/20	A2	546,160
150,000	University of Illinois, Revenue Bonds, Auxiliary Facilities System, Ser. A, 5.00%, 4/1/17	Aa3	164,733
			1,809,716

3

November 30, 2014

Principal		Rating
Amount		(unaudited)		Value

	INDIANA (2.3%)
$605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/21	A3		$623,319
295,000	Franklin Township School Building Corporation Unrefunded First Mortgage, Marion County, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/23	A3		303,694
750,000	Saint Joseph County Indiana Educational Facilities Revenue, University of Notre Dame Du Lac Project, Revenue Bonds, 5.00%, 3/1/36	Aaa		826,613
				1,753,626
	IOWA (0.7%)
500,000	Iowa Finance Authority, State Revolving Fund, Revenue Bonds, 3.38%, 8/1/29	Aaa		509,735

	KANSAS (0.7%)
500,000	Johnson County Kansas Unified School District No. 512 Shawnee Mission, General Obligation Unlimited, Ser. A, 4.50%, 10/1/27	Aaa		520,815

	KENTUCKY (0.7%)
450,000	Kentucky State Turnpike Authority Economic Development Road Revenue, Revenue Bonds, Revitalization Projects, Ser. A, 5.00%, 7/1/19	Aa2		525,510

	LOUISIANA (0.6%)
250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Parish of East Baton Rouge Road Improvements, 5.00%, 8/1/24	Aa3		292,775
145,000	State of Louisiana Gasoline & Fuels Tax Revenue, Revenue Bonds, Ser. C-1, 5.00%, 5/1/30	Aa2		168,790
				461,565
	MAINE (0.9%)
	Maine Municipal Bond Bank, Revenue Bonds:
225,000	Ser. D, 4.00%, 11/1/20	AA+	*	254,605
100,000	Ser. E, 5.00%, 11/1/18	Aa2		112,602
200,000	Maine State Health & Higher Educational Facilities Authority Revenue, Refunding Revenue Bonds, Colby College, Ser. A, 5.00%, 7/1/39	Aa2		228,462
100,000	Maine Turnpike Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/37	Aa3		113,777
				709,446
	MARYLAND (0.8%)
500,000	Howard County Maryland Consolidated Public Improvement, General Obligation Unlimited, Ser. A, 4.00%, 2/15/23	Aaa		549,955
50,000	University System of Maryland, Auxiliary Facilities & Tuition Revenue, Revenue Bonds, Ser. A, 5.00%, 10/1/16	Aa1		54,254
				604,209
	MASSACHUSETTS (4.9%)
245,000	Martha’s Vineyard Land Bank, Revenue Bonds, AMBAC Insured, 4.25%, 5/1/36 (2)	A-	*	249,594
500,000	Massachusetts Bay Transportation Authority, Revenue Assessment Bonds, Ser. A, 4.00%, 7/1/37	Aa1		517,540
	Massachusetts Development Finance Agency:
500,000	Harvard University, Revenue Bonds, Ser. B-2, 5.25%, 2/1/34	Aaa		583,840
75,000	Partners Healthcare, Revenue Bonds, Ser. L, 5.00%, 7/1/36	Aa2		84,674

4

Schedule of Investments (unaudited) (continued)

Principal		Rating
Amount		(unaudited)	Value

$250,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Harvard University, Ser. A, 5.00%, 12/15/30	Aaa	$288,643
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2	637,920
250,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 10/15/41	Aa2	284,220
350,000	Massachusetts State, General Obligation Limited, AMBAC Insured, Consolidated Loan, Ser. C, 5.00%, 8/1/37 (2)	Aa1	384,069
115,000	Town of Nantucket, Massachusetts Municipal Purpose Loan, General Obligation Limited, 4.13%, 2/15/24	Aa2	124,364
500,000	University of Massachusetts Building Authority Project Revenue, Revenue Bonds, Senior Ser. 1, 5.00%, 11/1/15	Aa2	522,280
			3,677,144
	MICHIGAN (0.4%)
250,000	Grand Rapids Michigan Water Supply, Revenue Bonds, 5.00%, 1/1/17	Aa2	273,103

	MISSISSIPPI (0.4%)
300,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	A2	332,391

	NEBRASKA (0.8%)
285,000	Central Plains Energy Project, Revenue Bonds, Project No. 3, 5.00%, 9/1/21	Baa1	319,251
250,000	University of Nebraska, Lincoln Student, Revenue Bonds, 4.00%, 7/1/33	Aa1	265,110
			584,361

	NEVADA (0.8%)
250,000	City of Henderson, Nevada Refunding, General Obligation Limited, 4.00%, 6/1/31	Aa2	265,120
200,000	County of Clark, Nevada Refunding, General Obligation Limited, Ser. B, 4.00%, 7/1/17	Aa1	217,082
100,000	County of Washoe, Nevada Refunding, General Obligation Limited, Ser. A, 4.00%, 3/1/17	Aa2	107,398
			589,600
	NEW HAMPSHIRE (0.7%)
500,000	New Hampshire State, General Obligation Unlimited, Ser. B, 4.00%, 2/1/30	Aa1	536,720

	NEW JERSEY (4.2%)
500,000	New Jersey Economic Development Authority, Revenue Bonds, 5.00%, 6/15/15	Baa1	512,405
100,000	New Jersey Institute of Technology, Revenue Bonds, Ser. A, General Obligation of Institution Insured, 5.00%, 7/1/42	A1	111,331
1,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	Aaa	1,171,860
	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds:
125,000	AHS Hospital Corp., 5.00%, 7/1/17	A1	137,590
245,000	Hospital Asset Transformation, Ser. A, 5.25%, 10/1/18	A2	281,292
150,000	Ser. A, 4.00%, 7/1/26	A3	157,979
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Transportation System:
245,000	Ser. A, AMBAC Insured, 4.75%, 12/15/37 (2)	A2	256,608
250,000	Ser. B, 5.00%, 6/15/18	A2	279,837
	New Jersey State Turnpike Authority, Revenue Bonds:
165,000	Ser. A, 5.00%, 1/1/29	A3	187,013
100,000	Ser. F, 5.00%, 1/1/35	A3	111,607
			3,207,522

5

November 30, 2014

Principal		Rating
Amount		(unaudited)	Value

	NEW MEXICO (1.0%)
$140,000	County of Santa Fe New Mexico Gross Receipts Tax Revenue, Revenue Bonds, Ser. A, 4.00%, 6/1/20	Aa3	$157,853
500,000	New Mexico Finance Authority, State Transportation Revenue, Refunding Revenue Bonds, 5.00%, 6/15/18	Aa1	572,710
			730,563
	NEW YORK (8.3%)
100,000	County of Monroe Industrial Development Agency School Facility Revenue, Revenue Bonds, Rochester School Modernization Project, 5.00%, 5/1/17	Aa2	110,560
150,000	County of Saratoga, New York Public Improvement Bonds, General Obligation Unlimited, Ser. A, 4.00%, 7/15/21	Aa2	163,080
750,000	County of Westchester, General Obligation Unlimited, Ser. B, 3.00%, 6/1/21	Aa1	796,657
400,000	Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	Aa1	443,692
200,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 11/15/36	A2	223,370
	New York State Dormitory Authority, Revenue Bonds:
180,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	A2	180,700
100,000	Cornell University, Ser. A, 5.00%, 7/1/40	Aa1	113,781
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	Aa1	565,685
150,000	State Personal Income Tax Revenues General Purpose, Ser. A, 4.50%, 3/15/35	Aa1	161,213
250,000	State Personal Income Tax Revenues General Purpose, Ser. A, 5.00%, 2/15/23	Aa1	303,537
100,000	State Supported Debt, State University Dormitory Facilities, Ser. A, 4.00%, 7/1/15	Aa2	102,264
400,000	New York State Environmental Facilities Corp., Revenue Bonds, Ser. A, 5.00%, 12/15/16	Aa1	437,452
	New York State Environmental Facilities Corp., Revolving Funds Revenue Bonds:
500,000	Ser. B, 5.00%, 6/15/28	Aaa	558,660
125,000	Ser. C, 4.13%, 6/15/22	Aaa	131,954
150,000	New York State Urban Development Corp., State Personal Income Tax Revenue, Revenue Bonds, Ser. C, 5.00%, 12/15/17	Aa1	169,226
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Seventy - First Series, 4.00%, 7/15/38	Aa3	103,255
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Sixty - Sixth Series, General Obligation of Authority Insured, 5.00%, 7/15/33	Aa3	112,791
	Triborough Bridge & Tunnel Authority, Revenue Bonds:
250,000	FSA-CR AGM-CR MBIA Insured, 5.50%, 11/15/19	A1	300,350
100,000	Subser. D, 5.00%, 11/15/15	A1	104,670
500,000	Subser. D, 5.00%, 11/15/26	A1	568,685
100,000	Unrefunded, Ser. C, 5.00%, 11/15/19	Aa3	114,946
500,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA *	523,395
			6,289,923
	NEW YORK CITY (5.9%)
	City of New York, General Obligation Unlimited:
350,000	Fiscal 2008, Subser. C-1, AGM Insured, 5.00%, 10/1/24	Aa2	389,210
250,000	Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2	287,997
250,000	Housing Development Corp., Revenue Bonds, Ser. D-1-B, 4.20%, 5/1/37	Aa2	259,428
	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds:
500,000	Ser. C, 4.75%, 6/15/33	Aa1	524,800
250,000	Ser. DD, 4.50%, 6/15/38	Aa2	261,070
100,000	Ser. DD, 5.00%, 6/15/34	Aa2	115,142
60,000	Ser. FF, 5.00%, 6/15/45	Aa2	66,384
	Municipal Water Finance Authority, Water and Sewer System Revenue, Second General Resolution Revenue Bonds:
200,000	Ser. GG-1, 5.00%, 6/15/39	Aa2	223,420
150,000	Ser. GG-1, 5.25%, 6/15/32	Aa2	172,820

6

Schedule of Investments (unaudited) (continued)

Principal		Rating
Amount		(unaudited)		Value

$500,000	New York City Municipal Water Finance Authority, Water and Sewer Second General Resolution Fiscal 2008, Revenue Bonds, Ser. DD, 4.75%, 6/15/36	Aa2		$537,870
	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
300,000	Fiscal 2011, Ser. D, 5.00%, 2/1/35	Aa1		339,015
160,000	Prerefunded, Ser. B, 5.00%, 11/1/23		**	176,013
150,000	Subordinated Future Tax Secured, Ser. A, 5.00%, 5/1/30	Aa1		169,943
160,000	Subser. F-1, 5.00%, 5/1/23	Aa1		192,806
240,000	Unrefunded, Ser. B, 5.00%, 11/1/23	Aa1		263,578
200,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2012, Subser. S-1A, State Aid Withholding Insured, 4.00%, 7/15/21	Aa2		226,360
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art, Ser. 1A, 5.00%, 4/1/28	Aa2		280,897
				4,486,753
	NORTH CAROLINA (2.5%)
305,000	Nash Health Care Systems Health Care Facilities Revenue, Revenue Bonds, 4.50%, 11/1/37	A	*	316,291
385,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, Wakemed, Ser. A, 4.13%, 10/1/38	A1		393,793
250,000	North Carolina Medical Care Commission, Revenue Bonds, Duke University Health System, Ser. A, 5.00%, 6/1/42	Aa2		280,710
85,000	North Carolina Medical Care Commission, Revenue Bonds, Wake Forest Baptist Obligated Group, Ser. B, 5.00%, 12/1/24	A2		98,635
	Raleigh Durham Airport Authority, Revenue Bonds:
195,000	Ser. A, 5.00%, 5/1/36	Aa3		219,660
250,000	Ser. B-1, 5.00%, 11/1/28	Aa3		285,475
315,000	State of North Carolina Capital Improvement Obligation, Revenue Bonds, Ser. C, 3.50%, 5/1/27	Aa1		325,943
				1,920,507
	NORTH DAKOTA (0.7%)
290,000	City of Fargo, North Dakota, Improvement Refunding Bonds, General Obligation Unlimited, Ser. E, 5.00%, 5/1/25	Aa1		357,022
135,000	North Dakota Public Finance Authority, State Revolving Fund Program, Revenue Bonds, Ser. A, 5.00%, 10/1/26	Aaa		157,322
				514,344
	OHIO (3.4%)
200,000	City of Akron, Ohio Community Learning Centers, Refunding Revenue Bonds, Ser. A, 5.00%, 12/1/28	AA+	*	231,098
325,000	Cleveland Department of Public Utilities Division of Water Revenue, Revenue Bonds, Senior Lien Ser. X, 3.63%, 1/1/37	Aa1		321,724
1,000,000	Cleveland Ohio Airport System Revenue, Revenue Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	A3		1,116,030
350,000	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, The Cleveland Museum Art Project, 5.00%, 10/1/19	AA+	*	408,236
150,000	Columbus Ohio Metropolitan Library Special Obligation, Revenue Bonds, Ser. 1, 5.00%, 12/1/23	Aa2		175,124
300,000	Ohio State Water Development Authority Revenue, Revenue Bonds, Water Pollution Control Loan-C, 5.00%, 12/1/18	Aaa		347,865
				2,600,077

7

November 30, 2014

Principal		Rating
Amount		(unaudited)		Value

	OKLAHOMA (0.4%)
$250,000	Oklahoma Capital Improvement Authority, Revenue Bonds, 5.00%, 10/1/23	AA	*	$295,230

	OREGON (0.8%)
500,000	Oregon State, General Obligation Unlimited, Refunding Revenue Bonds, Ser. N, 5.00%, 12/1/21	Aa1		607,435

	PENNSYLVANIA (4.1%)
500,000	Centennial School District Bucks County, General Obligation Limited, Ser. A, State Aid Withholding Insured, 5.00%, 12/15/34	Aa2		593,000
200,000	Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bonds, 5.00%, 12/1/31	AA-	*	224,040
495,000	City of Philadelphia Pennsylvania, General Obligation Unlimited, Refunding Bonds, Ser. A, AGM Insured, 5.25%, 12/15/32	A2		549,000
1,000,000	Delaware Valley Regional Finance Authority, Permanently Fixed Revenue Bonds, AMBAC Insured, 5.50%, 8/1/18 (2)	A2		1,128,370
300,000	Pittsburgh Public Schools, General Obligation Limited, Ser. B, State Aid Withholding Insured, 4.00%, 9/1/22	Aa3		328,266
50,000	University of Pittsburgh-of the Commonwealth System of Higher Education, Capital Project Revenue Bonds, Ser. B, 5.00%, 9/15/31	Aa1		56,335
225,000	York County Pennsylvania, General Obligation Unlimited, 4.75%, 3/1/36	AA	*	248,314
				3,127,325
	RHODE ISLAND (0.7%)
500,000	Rhode Island State & Providence Plantations, General Obligation Unlimited, Consolidated Capital Development Loan, Ser. C, NATL-RE Insured, 5.00%, 11/15/16	Aa2		545,285

	SOUTH CAROLINA (2.1%)
500,000	Charleston County South Carolina, Capital Improvement Transportation Sales Tax, General Obligation Unlimited, State Aid Withholding Insured, 4.00%, 11/1/29	Aaa		538,505
350,000	Charleston South Carolina Waterworks & Sewer Revenue, Refunding and Capital Improvement Revenue Bonds, 5.00%, 1/1/35	Aa1		393,050
150,000	Clemson University South Carolina Athletic Facilities, Refunding Revenue Bonds, 3.00%, 5/1/20	Aa3		162,554
195,000	South Carolina Jobs-Economic Development Authority, Refunding and Improvement Revenue Bonds, Palmetto Health, 5.75%, 8/1/39	Baa1		213,145
250,000	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Georgetown Hospital, Ser. B, 3.50%, 2/1/25	A3		251,362
				1,558,616
	TENNESSEE (0.5%)
250,000	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/1/42	A2		271,095
100,000	Tennessee Housing Development Agency, Revenue Bonds, Ser. 1C, 3.05%, 1/1/24	Aa1		103,457
				374,552

8

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value

	TEXAS (13.1%)
$1,575,000	Arlington Texas, Special Tax, 5.00%, 8/15/28	A1		$1,687,140
65,000	City of Austin Texas, Water & Wastewater System Revenue, Revenue Bonds, 5.00%, 11/15/32	Aa2		73,814
100,000	City of Dallas, Unrefunded General Obligation Limited, Refunding Bonds, 5.00%, 2/15/23	Aa1		119,928
150,000	City of Houston Texas, Public Improvement Refunding Bonds, General Obligation Limited, Ser. A, 5.00%, 3/1/25	Aa2		171,720
70,000	City of Lubbock, Texas Certificates of Obligation, Waterworks System, General Obligation Limited, 5.00%, 2/15/23	Aa2		84,962
250,000	Fort Worth Independent School District, School Building, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 2/15/20	Aa1		295,500
1,170,000	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A, 5.00%, 8/15/32	Aa3		1,321,234
500,000	Hays Texas Consolidated Independent School District, General Obligation Unlimited, Serial CIB, PSF-GTD Insured, 4.50%, 8/15/32	AAA	*	524,345
10,000,000	Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41 (1)	AAA	*	2,295,700
250,000	Lower Colorado River Authority, Revenue Bonds, Ser. A, 5.00%, 5/15/31	A2		281,750
135,000	North Fort Bend Water Authority, Revenue Bonds, AGM Insured, Ser. A, 3.00%, 12/15/19	A2		144,873
200,000	Olmos Park Higher Education Facilities Corp., Refunding Revenue Bonds, University of the Incarnate Word, 5.00%, 12/1/23	A3		234,644
1,000,000	Southmost Junior College District Texas, General Obligation Limited, NATL-RE Insured, 5.00%, 2/15/25	A3		1,010,420
250,000	State of Texas, Water Financial Assistance, General Obligation Unlimited, Ser. B, 5.00%, 8/1/16	Aaa		269,600
275,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Ser. A, 5.00%, 11/15/38	Aa3		303,927
125,000	University of Texas Financing System, Revenue Bonds, Ser. D, 4.25%, 8/15/19	Aaa		142,824
515,000	Upper Trinity Regional Water District, Revenue Refunding Bond, AMBAC Insured, 5.25%, 8/1/21 (2)	A3		532,098
375,000	Ysleta Texas Independent School District, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 8/15/30	AAA	*	404,535
				9,899,014

	VERMONT (0.7%)
200,000	Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Saint Michael’s College, 5.00%, 10/1/42	Baa1		216,698
250,000	Vermont Municipal Bond Bank, Revenue Bonds, Ser. 1, 5.00%, 12/1/29	Aa2		295,052
				511,750

	VIRGINIA (0.4%)
250,000	Virginia State Resources Authority, Revenue Bonds, Virginia Pooled Financing Program, Ser. C, 5.00%, 11/1/18	Aaa		289,503

	WASHINGTON (2.7%)
250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aa1		271,068
100,000	City of Seattle Washington, Water System Revenue, Revenue Bonds, Ser. B, 4.00%, 8/1/15	Aa1		102,599
	Energy Northwest Washington Electric Refunding-Project 3, Revenue Bonds:
300,000	Ser. A, 5.00%, 7/1/17	Aa1		334,224
120,000	Ser. D, 5.00%, 7/1/16	Aa1		128,888

9

November 30, 2014

Principal Amount		Rating (unaudited)		Value

$250,000	Port of Seattle Washington, Revenue Refunding Bonds, Ser. A, 5.00%, 8/1/33	A1		$285,328
200,000	Seattle Museum Development Authority, Special Obligation Refunding Bonds, Municipal Government Guaranteed, 5.00%, 4/1/26	Aa1		241,190
350,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Ser. A, 4.25%, 10/1/37	Aa3		358,669
250,000	Washington State, Motor Vehicle Tax - Senior 520, General Obligation Unlimited, Ser. C, 5.00%, 6/1/32	Aa1		288,105
				2,010,071

	WEST VIRGINIA (0.3%)
175,000	West Virginia School Building Authority, Revenue Bonds, 5.00%, 7/1/17	A1		194,005

	WISCONSIN (2.0%)
150,000	City of Madison Wisconsin Water Utility Revenue, Revenue Bonds, 4.00%, 1/1/32	Aa2		158,720
200,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Froedtert Health, Ser. A, 5.00%, 4/1/23	AA-	*	232,310
250,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Ser. B, 5.00%, 2/15/24	A-	*	284,662
750,000	Wisconsin State, General Obligation Unlimited, Ser. C, 4.50%, 5/1/20	Aa2		870,075
				1,545,767

	WYOMING (0.3%)
220,000	Laramie County Wyoming, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.00%, 5/1/42	A+	*	235,695

	TOTAL LONG-TERM MUNICIPAL SECURITIES (98.1%) (Cost $70,954,606)			$74,271,310
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)			1,443,270
	NET ASSETS (3) (100.0%)			$75,714,580
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($75,714,580 ÷ 7,526,129 shares outstanding)			$10.06

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.
**	Security no longer rated by Moody’s and Standard & Poor’s.
(1)	Zero coupon bond.
(2)	In November 2010, AMBAC Financial Group, Inc. (AMBAC) filed for bankruptcy protection under Chapter 11 of the United States Bankruptcy Code.
(3)
For federal income tax purposes, the aggregate cost was $70,954,606, aggregate gross unrealized appreciation was $3,383,288, aggregate gross unrealized depreciation was $66,584 and the net unrealized appreciation was $3,316,704.

ADFA	Arkansas Development Finance Authority.
AGM	Assured Guaranty Municipal.
AMBAC	American Municipal Bond Assurance Corporation.
Assured GTY	Assured Guaranty Insurance Company.
FHA	Federal Housing Administration.
FSA	Financial Security Assurance.
MBIA	Municipal Bond Investors Assurance Corporation.
NATL-RE	National Public Finance Guarantee Corporation.
PSF-GTD	Permanent School Fund Guaranteed.

10

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of November 30, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities	$-	$74,271,310	$-	$74,271,310
Total Investments in Securities	$-	$74,271,310	$-	$74,271,310

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended November 30, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended November 30, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	January 29, 2015